Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual Payment Obligations for Operating Leases	Future minimum payments required under operating lease obligations as of December 31, 2012 were as follows:
Total Minimum
2013	Lease Payments
$45,670	$45,670